As filed with the Securities and Exchange Commission on May 18, 2015

Registration No. 02-35439

Investment Company Act File No. 811-1800

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 123	☒

Registration Statement Under The Investment Company Act Of 1940

Amendment No. 123	☒

U.S. GLOBAL INVESTORS FUNDS

(Exact Name of Registrant as Specified in Charter)

7900 CALLAGHAN ROAD

SAN ANTONIO, TEXAS 78229

(Address of Principal Executive Offices, including Zip Code)

(210) 308-1234

Registrant’s Telephone Number, Including Area Code:

FRANK E. HOLMES, PRESIDENT

U.S. GLOBAL INVESTORS FUNDS

7900 CALLAGHAN ROAD

SAN ANTONIO, TEXAS 78229

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐      immediately upon filing pursuant to paragraph (b);

☒     on May 18, 2015, pursuant to paragraph (b);

☐      60 days after filing pursuant to paragraph (a)(1);

☐      on              , pursuant to paragraph (a)(1);

☐      75 days after filing pursuant to paragraph (a)(2);

☐      on               , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 122 filed April 30, 2015, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 18th day of May, 2015.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* /s/ James F. Gaertner		May 18, 2015
James F. Gaertner	Trustee

* /s/ J. Michael Belz		May 18, 2015
J. Michael Belz	Trustee

/s/ Frank E. Holmes	Trustee, President,	May 18, 2015
Frank E. Holmes	Chief Executive Officer

* /s/ Clark R. Mandigo		May 18, 2015
Clark R. Mandigo	Trustee

* /s/ Joe C. McKinney		May 18, 2015
Joe C. McKinney	Trustee

* /s/ Lisa C. Callicotte		May 18, 2015
Lisa C. Callicotte	Treasurer

*BY:	/s/ Susan B. McGee
Susan B. McGee
Attorney-in-Fact under Power of Attorney Dated
October 17, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase